united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Affinity World Leaders Equity ETF

WLDR

April 30, 2019

Semi-Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.RegentsParkFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

LETTER TO SHAREHOLDERS OF THE AFFINITY WORLD LEADERS (WLDR)
May 2019

Dear Shareholders:

The Affinity World Leaders Equity ETF (ticker: WLDR) returned 3.75% over the 6-month period spanning Oct 31, 2018 through April 30, 2019. Sectors such as Information Technology, Capital Goods, and Financials were the largest positive contributors to Fund performance, while sectors such as Retail, Energy, and Communication Services were the largest detractors. Equity securities in countries such as the United States, the United Kingdom, and France contributed most to performance, while those in Japan, Netherlands, and Finland detracted the most.

This particular 6-month period was marked by extreme shifts in sentiment and market volatility. The end of 2018 witnessed a downturn in sentiment and markets sold off (especially in December) primarily due to the following two reasons:

1.	Worries that the Federal Reserve’s path of monetary policy was on ‘auto-pilot’ - with 3 rate hikes in 2019 to be followed by at least 2 rate hikes in 2020

2.	Concern that trade disputes between the world’s two largest economies, the US and China, would escalate and devolve into a series of expanding tariffs and counter-tariffs

These concerns have largely been allayed in 2019. The Federal Reserve has indicated that they will be ‘patient’ with monetary policy, and there is no preset path to raising interest rates. Hence, current expectations are that the Federal Reserve will not raise rates in 2019 and, on the contrary, could actually lower interest rates in the face of persistently low inflation. In addition, there are hopeful signs that the trade negotiations between the US and China are progressing well. A planned increase in tariffs on Chinese imports that was slated to go into effect on March 2 was postponed indefinitely.

This turn in sentiment has contributed to the market rebound seen in 2019. Allied with data pointing to an improving economy, equity investors are anticipating robust earnings from companies in the 2nd half of 2019. We believe that our focus on companies that trade inexpensively relative to peers, and that are displaying improvements in fundamentals, will bear fruit in this market environment.

On behalf of the entire staff at Affinity we are indebted to our shareholders and thank you for your support. We look forward to the future and more to come!

Gregory R. Lai, CFA

CEO & Founder

4041MacArthur Blvd, Suite 150 | Newport Beach CA 92660 | Tel 949 660-6373 | Fax 949 251-5666

www.affinityinvestment.com

4760-NLD -6/14/2019

Affinity World Leaders Equity ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

The Fund’s performance figures(*) for the periods ended April 30, 2019, compared to its benchmark:

			Since Inception ****
	6 month	1 Year	through April 30, 2019
Affinity World Leaders Equity ETF - NAV	3.75%	(2.21)%	(5.14)%
Affinity World Leaders Equity ETF - Market Price	3.22%	(2.84)%	(5.94)%
MSCI World Index **	8.83%	6.48%	1.27%
Thomson Reuters Starmine Affinity World Leader Total Return Index ***	4.34%	(1.26)%	(4.23)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.47% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively, without waiver or reimbursement, the Fund’s total annual operating expense, are 4.66%, per the most recent prospectus.

**	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The Thomson Reuters Starmine Affinity World Leader Total Return Index consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading January 16, 2018.

Portfolio Composition as of April 30, 2019:

Geographic Region	Percentage of Net Assets
United States	61.2%
Great Britain	9.4%
Europe	9.4%
Japan	7.3%
Canada	2.0%
Sweden	1.8%
Hong Kong	1.7%
Switzerland	1.3%
Australia	1.2%
Israel	0.8%
Other	3.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value

	COMMON STOCK - 94.1%
	AUSTRALIA - 1.2%
685	BHP Group Ltd.	$18,032
3,395	Qantas Airways Ltd.	13,405
8,984	Telstra Corp. Ltd.	21,373
		52,810
	CANADA - 2.0%
556	Air Canada *	13,292
1,541	Bausch Health Cos., Inc. *	35,444
499	BCE, Inc.	22,235
879	Power Financial Corp.	20,864
		91,835
	DENMARK - 0.6%
200	Carlsberg A/S	25,813

	EUROPE - 9.4%
216	Airbus SE	29,504
135	Allianz SE	32,498
492	ASR Nederland NV	21,835
146	Atos SE	15,017
624	Deutsche Lufthansa AG	15,049
2,767	Enel SpA *	17,486
1,384	Eni SpA	23,604
20	Kering SA	11,812
829	Koninklijke Ahold Delhaize NV	19,938
173	Koninklijke DSM NV	19,747
333	Koninklijke Philips NV *	14,168
3,274	Mediobanca Banca di Credito Finanziario SpA	34,674
93	MTU Aero Engines AG	21,856
600	Neste Oyj	19,796
388	OMV AG	20,763
156	Pernod Ricard SA	27,160
893	Peugeot SA	23,378
1,292	Repsol SA	21,908
89	Sodexo SA	10,199
160	Solvay SA	19,213
585	Veolia Environnement SA	13,807
		433,412
	GREAT BRITAIN - 9.4%
2,582	3i Group PLC	36,033
437	Anglo American PLC	11,288
2,782	Barratt Developments PLC	21,826
450	Berkeley Group Holdings PLC	22,034
623	BHP Group PLC	14,696
6,983	BT Group PLC	20,851
191	Carnival PLC	10,047
2,350	GlaxoSmithKline PLC	48,202
831	Imperial Brands PLC	26,390
2,082	International Consolidated Airlines Group SA	14,668
6,016	J Sainsbury PLC	17,450
9,550	Legal & General Group PLC	34,636
1,980	Marks & Spencer Group PLC	7,380
103	Next PLC	7,742
776	Persimmon PLC	22,620
260	Rio Tinto PLC	15,134
1,105	Royal Dutch Shell PLC	35,293
9,295	Taylor Wimpey PLC	21,981
6,916	Tesco PLC	22,522
12,488	Vodafone Group PLC	23,118
		433,911

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value

	COMMON STOCK - 94.1% (Continued)
	HONG KONG - 1.7%
1,500	CK Asset Holdings Ltd.	$12,045
6,872	New World Development Co. Ltd.	11,370
998	Swire Pacific Ltd.	12,632
23,000	WH Group Ltd.	27,264
2,000	Wheelock & Co. Ltd.	14,238
		77,549
	ISRAEL - 0.8%
5,164	Bank Leumi Le-Israel BM	35,292

	JAPAN - 7.3%
364	Alfresa Holdings Corp.	10,115
697	Hitachi Ltd.	23,086
1,684	Isuzu Motors Ltd.	24,124
1,000	ITOCHU Corp.	17,957
2,000	Japan Post Holdings Co. Ltd.	22,321
1,039	Kajima Corp.	15,346
970	Kansai Electric Power Co., Inc.	11,719
672	Mitsubishi Corp.	18,439
500	Mitsubishi Heavy Industries Ltd.	20,745
8,102	Mitsubishi UFJ Financial Group, Inc.	40,003
1,000	Olympus Corp.	11,170
1,500	Rakuten, Inc.	16,633
2,000	Ricoh Co. Ltd.	20,166
490	Showa Denko KK	16,564
1,142	Sumitomo Corp.	16,298
1,054	Sumitomo Mitsui Financial Group, Inc.	38,053
444	Tokyo Gas Co, Ltd.	11,270
		334,009
	SWEDEN - 1.8%
3,787	Skandinaviska Enskilda Banken AB	36,098
2,469	Telefonaktiebolaget LM Ericsson	24,413
1,494	Volvo AB	23,887
		84,398
	SWITZERLAND - 1.3%
220	Roche Holding AG	57,990

	UNITED STATES - 58.6%
654	AbbVie, Inc.	51,921
300	Accenture PLC	54,801
924	AES Corp	15,819
421	Agilent Technologies, Inc.	33,049
319	Allstate Corp.	31,600
295	Ameriprise Financial, Inc.	43,297
138	Anthem, Inc.	36,298
2,020	AT&T, Inc.	62,539
645	Athene Holding Ltd. *	29,128
301	Automatic Data Processing, Inc.	49,481
607	Best Buy Co., Inc.	45,167
710	Booz Allen Hamilton Holding Corp.	42,096
1,077	Bristol-Myers Squibb Co.	50,005
183	Broadcom, Inc.	58,267
1,691	Cabot Oil & Gas Corp.	43,780
853	Cardinal Health, Inc.	41,550
336	CBRE Group, Inc. *	17,496
416	CDW Corp.	43,930
157	Celanese Corp.	16,939
522	Celgene Corp. *	49,413
600	Centene Corp. *	30,936

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value

	COMMON STOCK - 94.1% (Continued)
	UNITED STATES - 58.6% (Continued)
552	CenterPoint Energy, Inc.	$17,112
1,283	Cisco Systems, Inc.	71,784
1,163	Citizens Financial Group, Inc.	42,101
699	Coca-Cola European Partners PLC	37,459
92	Cummins, Inc.	15,299
725	CVS Health Corp.	39,426
182	Darden Restaurants, Inc.	21,403
329	Delta Air Lines, Inc.	19,177
552	Discover Financial Services	44,982
359	Dover Corp.	35,196
662	DXC Technology Co.	43,520
194	Eastman Chemical Co.	15,303
417	Exelon Corp.	21,246
439	FirstEnergy Corp.	18,451
701	Foot Locker, Inc.	40,104
387	Garmin Ltd.	33,181
444	General Motors Co.	17,294
274	HCA Healthcare, Inc.	34,861
380	HD Supply Holdings, Inc. *	17,362
658	Herbalife Nutrition Ltd. *	34,775
2,431	HP, Inc.	48,498
321	Ingersoll-Rand PLC	39,358
381	International Business Machines Corp.	53,443
1,884	Interpublic Group of Cos, Inc.	43,332
300	Jazz Pharmaceuticals PLC *	38,931
378	KLA-Tencor Corp.	48,187
616	Kohl’s Corp.	43,798
87	Lear Corp.	12,441
137	Lockheed Martin Corp.	45,666
542	LPL Financial Holdings, Inc.	40,157
192	LyondellBasell Industries NV	16,940
250	M&T Bank Corp.	42,518
354	McKesson Corp.	42,215
1,562	Nielsen Holdings PLC	39,878
106	Norfolk Southern Corp.	21,626
375	Norwegian Cruise Line Holdings Ltd. *	21,146
395	NRG Energy, Inc.	16,262
185	Nucor Corp.	10,558
733	Occidental Petroleum Corp.	43,159
1,316	Old Republic International Corp.	29,426
1,027	Oracle Corp.	56,824
519	PACCAR, Inc.	37,197
233	Paychex, Inc.	19,644
319	Prudential Financial, Inc.	33,721
102	Ralph Lauren Corp.	13,421
108	Reliance Steel & Aluminum Co.	9,932
186	Royal Caribbean Cruises Ltd.	22,495
588	Target Corp.	45,523
525	Tyson Foods, Inc.	39,380
198	United Continental Holdings, Inc. *	17,594
138	United Rentals, Inc. *	19,447
562	Valero Energy Corp.	50,951
1,117	Verizon Communications, Inc.	63,881
1,370	Viacom, Inc.	39,607
1,365	Xerox Corp.	45,536
		2,680,240
	TOTAL COMMON STOCK (Cost $4,420,821)	4,307,259

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.6%
	UNITED STATES - 2.6%
3,974	Annaly Capital Management, Inc.	$40,098
855	Host Hotels & Resorts, Inc.	16,450
869	Kimco Realty Corp.	15,112
196	Lamar Advertising Co.	16,203
849	Medical Properties Trust, Inc.	14,824
490	Park Hotels & Resorts, Inc.	15,719
		118,406
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $120,621)	118,406

	TOTAL INVESTMENTS - 96.7% (Cost $4,541,442)	$4,425,665
	OTHER ASSETS LESS LIABILITIES - 3.3%	149,613
	NET ASSETS - 100.0%	$4,575,278

PLC - Public Limited Company

*	Non-income producing security.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

ASSETS
Investment securities:
At cost	$4,541,442
At fair value	$4,425,665
Cash	129,591
Dividends receivable	18,391
Receivable due from Advisor, net	9,423
Prepaid expenses and other liabilities	271
TOTAL ASSETS	4,583,341

LIABILITIES
Payable to related parties	6,894
Accrued expenses and other liabilities	1,169
TOTAL LIABILITIES	8,063
NET ASSETS	$4,575,278

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$5,131,216
Accumulated Losses	(555,938)
NET ASSETS	$4,575,278

Net Asset Value Per Share:
Shares:
Net Assets	$4,575,278
Shares of beneficial interest outstanding (a)	200,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.88

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

INVESTMENT INCOME
Dividends (net of $3,750 in foreign dividend tax withheld)	$83,319
TOTAL INVESTMENT INCOME	83,319

EXPENSES
Investment advisory fees	12,216
Custodian fees	32,003
Administrative services fees	16,263
Transfer agent fees	11,078
Legal Fees	8,811
Fund accounting Fees	7,857
Audit Fees	7,032
Trustees’ fees and expenses	6,055
Compliance officer fees	5,850
Printing and postage expenses	4,824
Insurance expense	125
Other expenses	5,440
TOTAL EXPENSES	117,554
Less: Fees waived and expenses reimbursed by the Advisor	(105,344)
NET EXPENSES	12,210

NET INVESTMENT INCOME	71,109

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(196,488)
Net change in unrealized appreciation on investments and foreign currency transactions	312,216
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	115,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,837

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2019	October 31, 2018 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$71,109	$100,850
Net realized loss from investments and foreign currency transactions	(196,488)	(323,716)
Net change in unrealized appreciation/(depreciation) on investments	312,216	(428,137)
Net increase/(decrease) in net assets resulting from operations	186,837	(651,003)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(78,050)	(74,075)
Net decrease in net assets from distributions to shareholders	(78,050)	(74,075)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	7,420,568
Payments for shares redeemed	(1,128,925)	(1,100,074)
Net increase/(decrease) in net assets from shares of beneficial interest	(1,128,925)	6,320,494

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(1,020,138)	5,595,416

NET ASSETS
Beginning of Period	5,595,416	—
End of Period	$4,575,278	$5,595,416

SHARE ACTIVITY
Shares Sold	—	300,000
Shares Redeemed	(50,000)	(50,000)
Net increase/(decrease) from share activity	(50,000)	250,000

*	The Affinity World Leaders Equity ETF commenced operations on January 16, 2018.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Six Months Ended	For the
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018 (a)

Net asset value, beginning of period	$22.38	$25.00
Activity from investment operations:
Net investment income (h)	0.30	0.47
Net realized and unrealized gain/(loss) on investments	0.51	(2.74)
Total gain/(loss) from investment operations	0.81	(2.27)
Less distributions from:
Net investment income	(0.31)	(0.35)
Total distributions	(0.31)	(0.35)
Net asset value, end of period	$22.88	$22.38
Market price, end of period	$22.90	$22.52
Total return (b)(c)(d)	3.75%	(9.92	)% (e)
Market price return	3.22%	(10.43	)% (e)
Net assets, end of period (000s)	$4,575	$5,595
Ratio of gross expenses to average net assets (f)(i)	4.53%	4.66%
Ratio of net expenses to average net assets (f)	0.47%	0.47%
Ratio of net investment income to average net assets (f)(g)	2.74%	2.47%
Portfolio Turnover Rate (d)	42%	135%

(a)	The Affinity World Leades Equity ETF commenced operations on January 16, 2018.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Advisor not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on January 16, 2018 through October 31, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on January 16, 2018 through October 31, 2018 was (9.92)%.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(i)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,307,259	$—	$—	$4,307,259
Real Estate Investment Trusts	118,406	—	—	$118,406
Total	$4,425,665	$—	$—	$4,425,665

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

recorded related to uncertain tax positions taken on returns filed for open tax year 2018 or expected to be taken in the Fund’s April 30, 2019 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Investment Risk

Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $2,134,390 and $2,186,414 respectively, for the Fund. For the six months ended April 30, 2019, cost of purchases and proceeds from sales for in-kind transactions, amounted to $0 and $1,116,567 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.47% of its average daily net assets. For the six months ended April 30, 2019, the Adviser earned $12,216 in investment management fees. As of April 30, 2019, the amount due from the Advisor totaled $9,423.

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (“Sub-Adviser”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.47% of average daily net assets. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders. The Adviser and the Sub-Adviser have agreed that Sub-Adviser will reimburse all Fund expenses directly.

During the six months ended April 30, 2019 the Adviser waived fees and reimbursed expenses of the Fund in the amount of $105,344. The Adviser can recoup waived and reimbursed expenses of $171,356 until October 31, 2021, pursuant to the Agreement.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPLE INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, equity risk, foreign (non – U.S.) investments risk, gap risk, geographic and sector risk, industry concentration risk, management risk, market capitalization risk, and securities market risk.

Index Risk - Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk: As with all index funds, the performance of the Fund and the TRSAWL Index may differ for each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. In addition, the Fund may not be fully invested in the securities of the TRSAWL Index at all times or may hold securities not included in the Index.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,547,213 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$125,064
Gross unrealized depreciation	(246,612)
Net unrealized depreciation	$(121,548)

The tax character of fund distributions paid for the year ended October 31, 2018:

Fiscal Year Ended
October 31, 2018
Ordinary Income	$74,075
Long-Term Capital Gain	—
Return of Capital	—
$74,075

As of October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$31,784	$—	$—	$(262,601)	$—	$(433,908)	$(664,725)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales

At October 31, 2018, the Fund had capital loss carryforwards for federal income tax purposes available to offset futures capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$262,601	$—	$262,601	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2018 as follows:

Paid	Total
In	Distributable
Capital	Earnings (Losses)
$(60,353)	$60,353

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

Approval of Advisory Agreement – Affinity World Leaders Equity ETF

At a meeting held on March 6 and 7, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), which Independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”), on behalf of the Affinity World Leaders Equity ETF (the “Fund” or the “Affinity ETF”), a series of the Trust, and the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement,” and with the Advisory Agreement, the “Agreements”) among the Trust, Regents Park, and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”).

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (vii) the Adviser’s and Sub-Adviser’s respective compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser and Sub-Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board acknowledged that the evaluation process with respect to each of the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and Sub-Adviser to the Fund. The Chairman then summarized the factors considered by the Board with respect to the Agreements with respect to the Fund.

Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including the Advisory Agreement; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a Code of Ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the use of an outside compliance consultant; information regarding Regent Park’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to a peer group of other mutual funds with similar investment strategies as selected by Broadridge. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to assure compliance with the federal securities laws.

The Board considered that Regents Park acted as the investment adviser to the Fund, and delegated day-to–day investment decisions of the Affinity ETF to Affinity, as the Fund’s Sub-Adviser. The Board considered the oversight and supervisory role performed by Regents Park for the Fund, and noted that Regents Park generally provided management, compliance and operational support to the Fund, and had formed a Sub-Adviser Oversight Committee to accomplish these functions. The Board considered that in connection with its oversight of Affinity, Regents Park received daily reports from the Sub-Adviser. The Board also considered Regents Park’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park. The Board also considered any potential conflicts of interest with the Sub-Adviser. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee Affinity and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties.

The Board considered the materials submitted by Affinity related to the Sub-Advisory Agreement, including the Sub-Advisory Agreement, an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions were made and executed; risk management processes and liquidity management; information relating to Affinity’s financial condition; an overview of the personnel that perform services for the Fund and their background and experience, including the portfolio management team with respect to

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

the Fund; and the Sub-Adviser’s compliance policies and procedures, inclusive of its business continuity policy and cybersecurity policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

The Board considered Affinity’s current level of staffing and the firm’s overall resources, as well as information received relating to the Sub-Adviser’s internal compensation program. The Board considered the qualifications, experience and performance of Affinity’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, Affinity’s compliance programs and any disciplinary history. The Board also noted Affinity’s risk assessment and monitoring processes. The Board also considered the Sub-Adviser’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also reviewed the Sub-Adviser’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the Trust’s CCO and his staff conducted regular, periodic compliance reviews with the Sub-Adviser and presented reports to the Board regarding the same, which included evaluating the regulatory compliance systems of the Sub-Adviser and procedures reasonably designed to assure compliance with the federal securities laws.

After discussion and taking into account the report provided by the CCO, the Board concluded that Affinity had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the portfolio management services provided by the Affinity to the Affinity ETF were satisfactory.

Performance. Among other data, the Board considered the performance of the Fund as compared to a group of funds that employ a similar investment strategy to that of the Fund, as provided by Broadridge, an independent third-party data provider (each a “Peer Group”). The Board noted that while it found the data provided by Broadridge generally useful, the Board recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the performance peer group. The Board also noted Regents Park’s role in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser.

With respect to the Affinity ETF, the Board considered that Affinity is responsible for the day-to-day management of the Fund’s investment portfolio. The Board considered the Affinity ETF’s performance for the period since inception ended December 31, 2018, as compared to its Peer Group, Morningstar category (World Large Stock) and benchmark index. The Board considered that for the since inception period, the Affinity ETF underperformed each of the median of the Peer Group and Morningstar category as well as its primary benchmark index. The Board took into account Regent Park’s and Affinity’s discussions of the Fund’s performance and

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

the factors that contributed to the Fund’s underperformance. The Board also considered that the Affinity ETF had not been in operation for a sufficient time period to establish a meaningful long-term performance record. In addition, the Board noted the relatively low tracking error of the Affinity ETF relative to its underlying index. The Board concluded that the Affinity ETF’s performance was being monitored and addressed and that the Sub-Adviser was capable of obtaining an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided by Regents Park and Affinity to the Fund, the Board considered, among other data, a comparison of the Fund’s respective contractual advisory fee and net expense ratio to those of the Fund’s respective Peer Group.

The Board noted that with respect to the Affinity ETF, Regents Park’s advisory fee was higher than the median of the Peer Group, but not the highest among the funds within the Peer Group. The Board also noted that the Affinity ETF’s net expense ratio was above the median of its Peer Group. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.47% of the Affinity ETF’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Affinity ETF may invest, or extraordinary expenses such as litigation). The Board also took into account the small asset size of the Affinity ETF relative to its Peer Group. The Board considered the impact of the Affinity ETF’s current asset levels on relative expenses and took into account that Affinity was reimbursing a percentage of the Affinity ETF’s operating expenses.

With respect to the sub-advisory fees with respect to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board also took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub -advisory fee, which is paid by the Adviser and not the Fund, the Board also took into account the cost of other accounts managed by the Adviser and Sub-Adviser that used a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

The Board also received information regarding the nature and scope (including their significance to the Adviser and its affiliates and to the Sub-Adviser) of any material relationships with respect to the Sub-Adviser. The Board also received information and took into account any other potential conflicts of interest the Adviser might have in connection with the Sub-advisory Agreement with respect to the Fund.

The Board concluded that the contractual advisory fee and sub-advisory fee with respect to the Fund was not unreasonable.

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

Profitability. The Board considered each of Regents Park and Affinity’s profitability and whether these profits are excessive in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser and Sub-Adviser based on the Fund’s current asset levels, and concluded that the relationships of Regents Park and Affinity with respect to the Affinity ETF were not currently profitable and, therefore, that each entities profitability was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Affinity would realize economies of scale with respect to its advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses included in the Board Materials, and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Affinity from its association with the Fund. The Board noted that none of Regents Park and Affinity believed they would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from their relationships with the Fund. The Board considered these benefits would be expected and appeared not to be unreasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Affinity as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one -year term was in the best interests of the Fund and its shareholders. In considering the proposed Advisory Agreement and Sub-Advisory Agreement renewals, the Board did not identify any one factor as all important, and each Independent Trustee may have considered different factors as more important.

Affinity World Leaders Equity ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2018 to April 30, 2019 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	11/1/18	4/30/19	11/1/18-4/30/19*	11/1/18-4/30/19
	$1,000.00	$1,037.50	$2.37	0.47%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/18	4/30/19	11/1/18-4/30/19*	11/1/18-4/30/19
	$1,000.00	$1,022.46	$2.36	0.47%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q and Form N-PORT are available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/6/2019